COMMITMENTS AND GUARANTEES (RENTALS)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND GUARANTEES (RENTALS)
COMMITMENTS AND GUARANTEES (RENTALS)

33)  COMMITMENTS AND GUARANTEES (RENTALS)

The Company and its subsidiaries lease equipment, facilities, and several stores, administrative buildings, and sites (containing radio-base stations and towers), through several non-cancellable operating agreements maturing on different dates, with monthly payments.

At December 31, 2018, the total amounts corresponding to the full period of the contracts were as follows:

Up to 1 year	2,579,046
From 1 to 5 years	7,201,868
Over five years	2,810,647
Total	12,591,561